Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	December 31, 2025	December 31, 2024
Ingredient materials	$538,898	$421,275
Package and other materials	166,207	141,030
Finished goods	125,492	176,468
Total inventories	$830,597	$738,773